Offerings	Jan. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share, Ibotta, Inc. 2024 Equity Incentive Plan
Amount Registered | shares	2,806,506
Proposed Maximum Offering Price per Unit	22.89
Maximum Aggregate Offering Price	$ 64,240,922.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,871.68
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of the Registrant's Class A common stock that become issuable under each of the Registrant's 2024 Equity Incentive Plan (the "2024 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's Class A common stock. Amount Registered represents additional shares of Class A common stock reserved for issuance as a result of an annual evergreen increase provided for in the 2024 Plan. Proposed Maximum Offering Price per Unit estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $22.89 per share, which is the average of the high and the low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on January 2, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share, Ibotta, Inc. 2024 Employee Stock Purchase Plan
Amount Registered | shares	561,301
Proposed Maximum Offering Price per Unit	19.46
Maximum Aggregate Offering Price	$ 10,922,917.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,508.46
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional shares of the Registrant's Class A common stock that become issuable under each of the Registrant's 2024 Employee Stock Purchase Plan (the "2024 ESPP"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's Class A common stock. Amount Registered represents additional shares of Class A common stock reserved for issuance as a result of an annual evergreen increase provided for in the 2024 ESPP. Proposed Maximum Offering Price per Unit estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $22.89 per share, which is the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on January 2, 2026. Pursuant to the 2024 ESPP, the purchase price of the shares of Class A common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of Class A common stock on the Enrollment Date or the Exercise Date (as such terms are defined in the 2024 ESPP).